UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4626

Tax-Free Trust of Oregon
(Exact Name of Registrant as Specified in Charter)

380 Madison Avenue, Suite 2300
New York, New York 10017
(Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
380 Madison Avenue, Suite 2300
New York, New York 10017
(Name and address of Agent for Service)

Date of fiscal year end: September 30, 2010

Date of reporting period: June 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

Schedule of investments as of the close of the reporting period as set forth in subsection 210.12-12 - 12-14 of Regulation S-X (17 CFR 210.12-12 - 12-14)

TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS
June 30, 2010
(unaudited)

		Rating
Principal		Moody's/
Amount	State of Oregon General Obligation Bonds (44.2%)	S&P	Value	(a)

	Bend, Oregon Transportation Highway System (National Public Finance Guarantee Insured)
$1,135,000	5.300%, 09/01/17 pre-refunded	Aa3/NR	$1,143,660

	Benton and Linn Counties, Oregon School District #509J (Assured Guaranty Municipal Corp. Insured)
4,670,000	5.000%, 06/01/21 pre-refunded	Aa1/NR	5,218,772

	Central Oregon Community College District (School Bond Guaranty Program)
1,850,000	4.750%, 06/15/22	NR/AA	2,067,431
2,195,000	4.750%, 06/15/23	NR/AA	2,427,538
2,175,000	4.750%, 06/15/26	NR/AA	2,344,694

	Chemeketa, Oregon Community College District (Financial Guaranty Insurance Corporation Insured)
1,385,000	5.500%, 06/01/14 Escrowed to Maturity	NR/NR*	1,585,160

	Chemeketa, Oregon Community College District (School Bond Guaranty Program)
1,235,000	5.000%, 06/15/25	NR/AA	1,353,486
1,540,000	5.000%, 06/15/26	NR/AA	1,677,753

	City of Lake Oswego, Oregon Series A
3,000,000	4.500%, 12/01/34	Aa1/AAA	3,052,770

	Clackamas, Oregon Community College District (National Public Finance Guarantee Insured)
1,535,000	5.000%, 05/01/25	Aa3/AA	1,636,878

Clackamas County, Oregon School District #12 (North Clackamas) Convertible Capital Appreciation Bonds (Assured Guaranty Municipal Corp. Insured) ( School Bond Guaranty Program) (converts to a 5% coupon on 06/15/11)

8,000,000	zero coupon, 06/15/27 Series B	Aa1/AAA	8,001,760
9,250,000	zero coupon, 06/15/29	Aa1/AAA	9,173,503

	Clackamas County, Oregon School District #46 (Oregon Trail) (School Bond Guaranty Program)
1,000,000	5.000%, 06/15/22	NR/AA	1,122,460
1,865,000	5.000%, 06/15/28 Series A	NR/AA	1,998,198
1,800,000	5.000%, 06/15/29 Series A	NR/AA	1,922,994
2,000,000	4.500%, 06/15/30	Aa1/AAA	2,036,960
3,115,000	4.750%, 06/15/31	Aa1/AAA	3,205,802
2,000,000	5.000%, 06/15/32 Series A	NR/AA	2,112,100
3,780,000	4.750%, 06/15/32 Series A	NR/AA	3,910,750

	Clackamas County, Oregon School District #86 (Canby) (Assured Guaranty Municipal Corp. Insured)
2,240,000	5.000%, 06/15/19	Aa1/AAA	2,459,408

	Clackamas County, Oregon School District #108 (Estacada) (Assured Guaranty Municipal Corp. Insured)
1,295,000	5.375%, 06/15/17 pre-refunded	Aa3/AAA	1,356,241
2,000,000	5.000%, 06/15/25 pre-refunded	Aa3/AAA	2,087,540

	Clackamas County, Oregon School District #115 (Gladstone) (National Public Finance Guarantee Insured) (State School Bond Guaranty Program)
5,000,000	zero coupon, 06/15/27	Baa1/AA	2,187,350

	Clackamas County, Oregon Tax Allocation
705,000	6.500%, 05/01/20	NR/NR*	706,551

	Clackamas & Washington Counties, Oregon School District No. 003 (West Linn-Wilsonville) (School Bond Guaranty Program)
1,110,000	5.000%, 06/15/26	Aa1/AA	1,217,215
500,000	5.000%, 06/15/34	Aa1/AA	530,315

	Clackamas & Washington Counties, Oregon School District #3J (West Linn - Wilsonville) (State School Bond Guaranty Program)
2,850,000	5.000%, 06/15/27	Aa1/AA	3,107,156
2,000,000	4.500%, 06/15/29	Aa1/AA	2,079,080
1,965,000	5.000%, 06/15/30	Aa1/AA	2,111,451
2,000,000	4.750%, 06/15/32	Aa1/AA	2,097,980
3,000,000	5.000%, 06/15/33	Aa1/AA	3,184,200

	Columbia County, Oregon School District #502 (National Public Finance Guarantee Financial Guaranty Insurance Corporation Insured)
2,070,000	zero coupon, 06/01/15	Aa3/A	1,787,963

	Columbia & Washington Counties, Oregon School District #47J (Vernonia) (State School Bond Guaranty Program)
3,430,000	5.00%, 06/15/27	NR/AA	3,714,862

	Deschutes County, Oregon (Assured Guaranty Municipal Corp. Insured)
2,260,000	5.000%, 12/01/16	Aa2/NR	2,432,054

	Deschutes County, Oregon Administrative School District #1 (Bend-LaPine)
	(Assured Guaranty Municipal Corp. Insured)
1,300,000	5.500%, 06/15/16 pre-refunded	Aa1/NR	1,363,011
1,355,000	5.500%, 06/15/18 pre-refunded	Aa1/NR	1,420,677
3,000,000	5.125%, 06/15/21 pre-refunded	Aa1/NR	3,134,850

	Deschutes County, Oregon School District #6 (Sisters) (Assured Guaranty Municipal Corp. Insured)
1,735,000	5.250%, 06/15/19	Aa3/AAA	2,045,097
1,030,000	5.250%, 06/15/21	Aa3/AAA	1,217,347

	Deschutes and Jefferson Counties, Oregon School District #02J (Redmond) (National Public Finance Guarantee- Financial Guaranty Insurance Corporation Insured)
1,000,000	5.000%, 06/15/21	Aa1/NR	1,068,050
2,330,000	zero coupon, 06/15/22	Aa1/NR	1,411,747

	Deschutes and Jefferson Counties, Oregon School District #02J (Redmond) (School Bond Guaranty Program)
1,025,000	zero coupon, 06/15/23	Aa1/NR	582,846
2,775,000	zero coupon, 06/15/29	Aa1/NR	1,101,092
5,000,000	6.000%, 06/15/31	Aa1/NR	5,751,550

	Gresham, Oregon
	(Assured Guaranty Municipal Corp. Insured)
1,155,000	5.375%, 06/01/18	Aa3/NR	1,224,496

	Independence, Oregon City Hall Project
	(Assured Guaranty Municipal Corp. Insured)
2,435,000	5.00%, 06/15/30	NR/AAA	2,553,560

	Jackson County, Oregon School District #4 (Phoenix-Talent)
	(Assured Guaranty Municipal Corp. Insured)
1,395,000	5.500%, 06/15/18 pre-refunded	Aa3/AAA	1,463,299

	Jackson County, Oregon School District #9 (Eagle Point) (National Public Finance Guarantee Insured)
2,080,000	5.500%, 06/15/15	Aa1/NR	2,389,213
1,445,000	5.500%, 06/15/16	Aa1/NR	1,682,948

	Jackson County, Oregon School District #9 (Eagle Point)
	(State School Bond Guaranty Program)
1,120,000	5.625%, 06/15/17 pre-refunded	Aa1/NR	1,176,146
1,880,000	5.000%, 06/15/21 pre-refunded	Aa1/NR	1,963,209

	Jackson County, Oregon School District #549
	(Medford) (State School Bond Guaranty Program)
1,750,000	5.000%, 06/15/12	Aa1/NR	1,891,313

	Jackson County, Oregon School District #549C (Medford) (Assured Guaranty Municipal Corp. Insured)
2,000,000	4.750%, 12/15/29	Aa1/AAA	2,086,520
3,000,000	5.000%, 12/15/32	Aa1/AAA	3,159,780

	Jackson County, Oregon School District #549C (Medford) (School Board Guaranty)
1,000,000	4.625%, 06/15/27	Aa1/AA	1,038,690
1,000,000	4.625%, 06/15/30	Aa1/AA	1,029,790
1,000,000	5.000%, 06/15/33	Aa1/AA	1,052,830

	Jefferson County, Oregon School District #509J (National Public Finance Guarantee Financial Guaranty Insurance Corporation Insured)
1,215,000	5.250%, 06/15/14	NR/AA	1,312,577
1,025,000	5.250%, 06/15/17	NR/AA	1,104,427

	Josephine County, Oregon Three Rivers School District
	(Assured Guaranty Municipal Corp. Insured)
1,780,000	5.250%, 06/15/18 pre-refunded	Aa1/NR	1,862,094

	Keizer, Oregon
2,270,000	5.200%, 06/01/31	A1/NR	2,290,385

	Lane County, Oregon School District #19 (Springfield)
	(Assured Guaranty Municipal Corp. Insured)
3,425,000	zero coupon, 06/15/29	Aa1/NR	1,316,981

	Linn County, Oregon School District #9 (Lebanon)
	(Financial Guaranty Insurance Corporation Insured)
	(State School Bond Guaranty Program)
3,000,000	5.600%, 06/15/30 pre-refunded	NR/AA	3,404,640

	Linn County, Oregon School District #9 (Lebanon)
	(National Public Finance Guarantee Insured)
	(State School Bond Guaranty Program)
2,500,000	5.000%, 06/15/30	Baa1/AA	2,539,975

	Metro, Oregon
1,100,000	5.000%, 06/01/18	Aaa/AAA	1,274,086

	Morrow County, Oregon School District #1 (Assured Guaranty Municipal Corp. Insured)
1,710,000	5.250%, 06/15/19	Aa3/AAA	2,015,628

	Multnomah County, Oregon School District #7 (Reynolds)
	(State School Bond Guaranty Program)
500,000	5.625%, 06/15/17 pre-refunded	Aa1/AA	524,820
2,375,000	5.125%, 06/15/19 pre-refunded	Aa1/AA	2,481,756

	Multnomah County, Oregon School District #7 (Reynolds) Refunding
1,165,000	5.000%, 06/01/29	Aa3/NR	1,261,427

	Multnomah and Clackamas Counties, Oregon School District #10 (Gresham-Barlow) (Assured Guaranty Municipal Corp. Insured)
1,500,000	5.500%, 06/15/18 pre-refunded	Aa2/AAA	1,573,440
4,275,000	5.250%, 06/15/19	Aa1/AAA	5,076,050
2,650,000	5.000%, 06/15/21 pre-refunded	Aa2/AAA	2,767,289

	Multnomah and Clackamas Counties, Oregon School District #28JT (Centennial) (Assured Guaranty Municipal Corp. Insured)
2,680,000	5.250%, 12/15/18	Aa1/NR	3,077,149

	Multnomah and Clackamas Counties, Oregon School District #51J (Riverdale) (State School Bond Guaranty Program)
1,250,000	zero coupon, 06/15/31	NR/AA	435,400
1,300,000	zero coupon, 06/15/32	NR/AA	425,997
1,075,000	zero coupon, 06/15/33	NR/AA	331,820

	Oregon Coast Community College District (National Public Finance Guarantee Insured)
	(State School Bond Guaranty Program)
1,590,000	5.250%, 06/15/17	Aa1/NR	1,778,495

	Oregon State Alternative Energy Project
1,255,000	4.750%, 04/01/29 Series B	Aa1/AA	1,324,703

	Oregon State Department of Administrative Services, Oregon Opportunity Refunding
6,210,000	5.000%, 12/01/19	Aa1/AA	7,259,676

	Pacific City, Oregon Joint Water - Sanitary Authority
1,830,000	4.800%, 07/01/27	NR/NR*	1,817,391

	Polk, Marion & Benton Counties, Oregon School District #13J (Central) (Assured Guaranty Municipal Corp. Insured)
1,520,000	5.000%, 06/15/21	Aa3/AAA	1,673,170

	Polk Marion & Benton Counties, Oregon School District No. 13J (Central) Series B (State School Bond Guaranty Program)
5,650,000	zero coupon, 06/15/32	NR/AA	1,915,915

	Portland, Oregon
2,975,000	zero coupon, 06/01/15	Aa1/NR	2,619,845
8,055,000	4.350%, 06/01/23	Aa1/NR	8,296,086

	Portland, Oregon Community College District
	(Financial Guaranty Insurance Corporation Insured)
1,395,000	5.000%, 06/01/17 pre-refunded	Aa1/AA	1,453,548

	Redmond, Oregon Terminal Expansion Project
500,000	5.000%, 06/01/34	A1/NR	498,595

	City of Salem, Oregon
1,750,000	5.000%, 06/01/29	Aa2/AA-	1,851,693

	Salem-Keizer, Oregon School District #24J (Assured Guaranty Municipal Corp. Insured)
1,000,000	5.000%, 06/15/19	Aa1/AAA	1,104,750

	Salem-Keizer, Oregon School District #24J (State School Bond Guaranty Program)
4,000,000	zero coupon, 06/15/28	Aa1/AA	1,753,400
3,090,000	zero coupon, 06/15/29	Aa1/AA	1,277,004
3,500,000	zero coupon, 06/15/30	Aa1/AA	1,361,815

	State of Oregon
500,000	6.000%, 10/01/29	Aa1/AA	576,370

	State of Oregon Board of Higher Education
820,000	zero coupon, 08/01/16	Aa1/AA	683,601
2,000,000	5.000%, 08/01/21	Aa1/AA	2,185,780
500,000	5.750%, 08/01/29 Series A	Aa1/AA	569,435
1,000,000	5.000%, 08/01/34	Aa1/AA	1,074,070
1,000,000	5.000%, 08/01/38	Aa1/AA	1,068,360

	State of Oregon Elderly and Disabled Housing
25,000	6.250%, 08/01/13	Aa1/AA	25,088

	State of Oregon Veterans' Welfare
495,000	5.200%, 10/01/18	Aa1/AA	495,406
550,000	4.800%, 12/01/22	Aa1/AA	588,962
400,000	4.900%, 12/01/26	Aa1/AA	425,980

	The Dalles, Oregon
230,000	4.000%, 06/01/20	NR/A+	240,463
155,000	4.000%, 06/01/21	NR/A+	161,067
130,000	4.125%, 06/01/22	NR/A+	135,290
100,000	4.200%, 06/01/23	NR/A+	103,883

	Wasco County, Oregon School District #12 (The Dalles) (Assured Guaranty Municipal Corp. Insured)
1,400,000	5.500%, 06/15/17	Aa3/AAA	1,673,994
1,790,000	5.500%, 06/15/20	Aa3/AAA	2,175,620

	Washington County, Oregon
2,465,000	5.000%, 06/01/23	Aa1/NR	2,727,251

	Washington County, Oregon School District #15 (Forest Grove) (Assured Guaranty Municipal Corp. Insured)
1,760,000	5.375%, 06/15/16 pre-refunded	Aa1/NR	1,843,230
2,000,000	5.000%, 06/15/21 pre-refunded	Aa1/NR	2,087,540

	Washington County, Oregon School District #48J (Beaverton) (Assured Guaranty Corporation Insured)
1,280,000	5.000%, 06/01/31	Aa2/AAA	1,364,173
1,000,000	5.125%, 06/01/36	Aa2/AAA	1,062,730

	Yamhill County, Oregon School District #40 (McMinnville) (Assured Guaranty Municipal Corp. Insured)
1,375,000	5.000%, 06/15/22	Aa1/NR	1,477,424

	Total General Obligation Bonds		222,667,840

	State of Oregon Revenue Bonds (51.9%)

	Airport Revenue Bonds (0.3%)

	Jackson County, Oregon Airport Revenue (Syncora Guarantee, Inc.)
750,000	5.250%, 12/01/32	Baa1/NR	735,443

	Redmond, Oregon Airport Revenue
550,000	6.000%, 06/01/34	Baa3/NR	561,743

	Total Airport Revenue Bonds		1,297,186

	Certificates of Participation Revenue Bonds (5.8%)

	Oregon State Department of Administrative Services
3,270,000	5.000%, 11/01/27 Series C	Aa2/AA-	3,488,044
2,155,000	5.000%, 11/01/28 Series C	Aa2/AA-	2,286,692
5,000,000	5.125%, 05/01/33	Aa2/AA-	5,239,950

	Oregon State Department of Administration Services
	(American Municipal Bond Assurance Corp. Insured)
500,000	5.375%, 05/01/14 pre-refunded	Aa2/AA-	525,565

	Oregon State Department of Administrative Services (National Public Finance Guarantee- Financial Guaranty Insurance Corporation Insured)
2,000,000	5.000%, 11/01/20	Aa2/AA-	2,176,760
2,660,000	5.000%, 11/01/23	Aa2/AA-	2,845,402
2,945,000	5.000%, 11/01/24	Aa2/AA-	3,131,507
1,475,000	5.000%, 11/01/26	Aa2/AA-	1,552,349
3,880,000	5.000%, 11/01/27	Aa2/AA-	4,065,852

	Oregon State Department of Administrative Services (Assured Guaranty Municipal Corp. Insured)
2,280,000	4.500%, 11/01/32	Aa2/AAA	2,285,518
1,645,000	4.750%, 05/01/33	Aa2/AAA	1,670,678

	Total Certificates of Participation Revenue Bonds		29,268,317

	Development Revenue Bonds (1.2%)

	Oregon State Bond Bank Revenue, Oregon Economic & Community Development Series A
250,000	4.750%, 01/01/34	Aa3/AA+	256,495

	Portland, Oregon Economic Development (Broadway Project)
5,000,000	6.500%, 04/01/35	A1/A+	5,577,650

	Total Development Revenue Bonds		5,834,145

	Hospital Revenue Bonds (11.7%)

	Clackamas County, Oregon Hospital Facilities Authority (Legacy Health System)
4,025,000	5.250%, 05/01/21	A2/A+	4,107,150

	Clackamas County, Oregon Hospital Facility Authority (Legacy Health System) Series A
750,000	5.500%, 07/15/35	A2/A+	782,438

	Deschutes County, Oregon Hospital Facilities Authority
	(Cascade Health)
2,000,000	5.600%, 01/01/27 pre-refunded	A3/NR	2,152,380
3,500,000	8.000%, 01/01/28	A3/NR	4,202,800
3,000,000	5.600%, 01/01/32 pre-refunded	A3/NR	3,228,570

	Deschutes County, Oregon Hospital Facilities Authority (Cascade Health) (American Municipal Bond Assurance Corp. Insured)
3,250,000	5.375%, 01/01/35	A3/NR	3,315,195

	Medford, Oregon Hospital Facilities Authority Revenue Refunding, Asante Health Systems (Assured Guaranty Municipal Corp. Insured)
9,000,000	5.500%, 08/15/28	NR/AAA	9,499,410

	Medford, Oregon Hospital Facilities Authority (National Public Finance Guarantee Insured)
345,000	5.000%, 08/15/18	Baa1/A	345,745

	Multnomah County, Oregon Hospital Facilities Authority (Adventist Health/West)
500,000	5.000%, 09/01/21	NR/A***	536,000
2,000,000	5.125%, 09/01/40	NR/A***	2,020,980

	Multnomah County, Oregon Hospital Facilities Authority (Providence Health System)
1,390,000	5.250%, 10/01/22	Aa2/AA	1,474,804

	Multnomah County, Oregon Hospital Facilities Authority (Terwilliger Plaza Project)
1,250,000	5.250%, 12/01/36	NR/NR*	1,101,000

	Oregon Health Sciences University Series B (National Public Finance Guarantee Insured)
1,400,000	5.250%, 07/01/15	A1/A	1,403,934

	Oregon State Facilities Authority Revenue, Refunding, Legacy Health Systems
2,000,000	4.250%, 03/15/17	A2/A+	2,071,780
3,000,000	4.500%, 03/15/18	A2/A+	3,122,520
1,000,000	4.750%, 03/15/24	A2/A+	1,020,980
1,000,000	5.000%, 03/15/30	A2/A+	1,019,170

	Oregon State Facilities Authority Revenue, Refunding, Samaritan Health Services
1,500,000	4.375%, 10/01/20	NR/A-	1,544,250
2,000,000	4.500%, 10/01/21	NR/A-	2,036,040
1,520,000	5.000%, 10/01/23	NR/A-	1,585,497
1,795,000	4.875%, 10/01/25	NR/A-	1,830,415
2,000,000	5.000%, 10/01/30	NR/A-	2,020,620

	Salem, Oregon Hospital Facility Authority (Salem Hospital)
2,000,000	5.750%, 08/15/23	NR/A+***	2,180,940
3,300,000	4.500%, 08/15/30	NR/A+***	3,132,228

	State of Oregon Health Housing Educational and Cultural Facilities Authority (Peacehealth) (American Municipal Bond Assurance Corp. Insured)
1,835,000	5.250%, 11/15/17	NR/AA-**	1,904,106
1,430,000	5.000%, 11/15/32	NR/AA-**	1,442,241

	Total Hospital Revenue Bonds		59,081,193

	Housing, Educational and Cultural Revenue Bonds (8.7%)

	Forest Grove, Oregon Campus Improvement (Pacific University Project)
1,500,000	6.000%, 05/01/30	NR/BBB	1,554,600

	Forest Grove, Oregon (Pacific University) (Radian Insured)
4,000,000	5.000%, 05/01/22	NR/BBB	4,089,000

	Forest Grove, Oregon Student Housing (Oak Tree Foundation)
5,750,000	5.500%, 03/01/37	NR/NR*	5,255,673

	Oregon Health Sciences University
	(National Public Finance Guarantee Insured)
11,550,000	zero coupon, 07/01/21	A1/A	6,807,570
2,890,000	5.250%, 07/01/22	A1/A	2,937,020

	Oregon Health & Science University Series A
5,000,000	5.750%, 07/01/39	A2/BBB+	5,268,750

	Oregon State Facilities Authority (Linfield College)
2,115,000	5.000%, 10/01/25	Baa1/NR	2,122,572

	Oregon State Facilities Authority Revenue (University of Portland)
5,000,000	5.000%, 04/01/32	NR/BBB+	4,902,200

	Oregon State Facilities Authority Revenue (Willamette University)
1,000,000	4.000%, 10/01/24	NR/A	997,800
5,000,000	5.000%, 10/01/32	NR/A	4,927,000

	State of Oregon Housing and Community Services
15,000	6.700%, 07/01/13	Aa2/NR	15,009
185,000	6.000%, 07/01/20	Aa2/NR	188,543
2,360,000	4.650%, 07/01/25	Aa2/NR	2,388,249
555,000	5.400%, 07/01/27	Aa2/NR	558,019
1,930,000	5.350%, 07/01/30	Aa2/NR	2,010,867

	Total Housing, Educational, and Cultural Revenue Bonds		44,022,872

	Transportation Revenue Bonds (5.6%)

	Oregon State Department Transportation Highway Usertax
3,025,000	5.500%, 11/15/18 pre-refunded	Aa1/AAA	3,367,793
2,555,000	5.375%, 11/15/18 pre-refunded	Aa1/AAA	2,601,118
1,200,000	5.000%, 11/15/22	Aa1/AAA	1,298,340
1,865,000	5.000%, 11/15/23 Series A	Aa1/AAA	2,083,951
1,260,000	5.000%, 11/15/23	Aa1/AAA	1,356,844
4,545,000	5.125%, 11/15/26 pre-refunded	Aa1/AAA	5,020,180
2,155,000	5.000%, 11/15/28	Aa1/AAA	2,299,751
1,000,000	5.000%, 11/15/29	Aa1/AAA	1,048,960
2,165,000	4.500%, 11/15/32	Aa1/AAA	2,190,590
3,510,000	5.000%, 11/15/33	Aa1/AAA	3,739,800

	Tri-County Metropolitan Transportation District, Oregon
1,440,000	5.750%, 08/01/16 pre-refunded	NR/AAA	1,445,486
1,775,000	5.000%, 09/01/16	Aa2/AAA	1,895,239

	Total Transportation Revenue Bonds		28,348,052

	Urban Renewal Revenue Bonds (2.2%)

	Portland, Oregon River District Urban Renewal and Redevelopment (American Municipal Bond Assurance Corp. Insured)
1,915,000	5.000%, 06/15/20	A2/NR	1,992,960

	Portland, Oregon Urban Renewal Tax Allocation (American Municipal Bond Assurance Corp. Insured) (Convention Center)
1,150,000	5.750%, 06/15/18	Aa3/NR	1,164,950
2,000,000	5.450%, 06/15/19	Aa3/NR	2,025,400

	Portland, Oregon Urban Renewal Tax Allocation (Interstate Corridor) (National Public Finance Guarantee- Financial Guaranty Insurance Corporation Insured)
1,890,000	5.250%, 06/15/20	A2/NR	1,983,706
1,810,000	5.250%, 06/15/21	A2/NR	1,889,043
2,030,000	5.000%, 06/15/23	A2/NR	2,069,971

	Total Urban Renewal Revenue Bonds		11,126,030

	Utility Revenue Bonds (1.5%)

	Emerald Peoples Utility District, Oregon (Assured Guaranty Municipal Corp. Insured)
1,455,000	5.250%, 11/01/22	Aa3/NR	1,551,467

	Eugene, Oregon Electric Utility
5,635,000	5.000%, 08/01/30	Aa2/AA-	5,964,422

	Total Utility Revenue Bonds		7,515,889

	Water and Sewer Revenue Bonds (13.2%)

	Klamath Falls, Oregon Water (Assured Guaranty Municipal Corp. Insured)
1,575,000	5.500%, 07/01/16	Aa3/AAA	1,764,614

	Lane County, Oregon Metropolitan Wastewater
2,500,000	5.250%, 11/01/28	Aa2/AA-	2,700,775

	Lebanon, Oregon Wastewater
	(Assured Guaranty Municipal Corp. Insured)
1,000,000	5.700%, 03/01/20	Aa3/AAA	1,003,120

	Molalla, Oregon Sewer Revenue Refunding
210,000	4.000%, 03/01/18	NR/A	223,077
240,000	4.000%, 03/01/19	NR/A	252,362
250,000	4.000%, 03/01/20	NR/A	260,573
260,000	4.000%, 03/01/21	NR/A	268,193
270,000	4.000%, 03/01/22	NR/A	275,854
280,000	4.000%, 03/01/23	NR/A	283,349
290,000	4.000%, 03/01/24	NR/A	290,911
300,000	4.000%, 03/01/25	NR/A	297,687

	Portland, Oregon Sewer System
5,000,000	5.000%, 06/15/33	Aa2/AA	5,229,800

	Portland, Oregon Sewer System (Assured Guaranty Municipal Corp. Insured)
2,760,000	5.250%, 06/01/17	Aa2/AAA	2,985,685
4,595,000	5.000%, 06/01/17	Aa2/AAA	5,117,360
3,470,000	5.000%, 06/01/21	Aa2/AAA	3,670,393

	Portland, Oregon Sewer System (Financial Guaranty
	Insurance Corporation Insured)
2,500,000	5.750%, 08/01/19 pre-refunded	Aa2/AA	2,509,450

	Portland, Oregon Sewer System (National Public Finance Guarantee Insured)
4,410,000	5.000%, 06/15/25	Aa2/AA	4,710,762
4,630,000	5.000%, 06/15/26	Aa2/AA	4,922,940
1,610,000	5.000%, 06/15/27	Aa2/AA	1,704,829

	Portland, Oregon Water System
2,420,000	5.500%, 08/01/19 pre-refunded	Aaa/NR	2,428,809
1,235,000	5.500%, 08/01/20 pre-refunded	Aaa/NR	1,239,495

	Portland, Oregon Water System (National Public Finance Guarantee Insured)
2,725,000	4.500%, 10/01/27	Aa1/NR	2,800,919

	Portland, Oregon Water System Revenue, Refunding, Series A
1,920,000	4.000%, 05/01/14	Aaa/NR	2,120,851
1,275,000	4.000%, 05/01/25	Aaa/NR	1,294,635

	Salem, Oregon Water & Sewer (Assured Guaranty Municipal Corp. Insured)
1,000,000	5.375%, 06/01/15	Aa3/AAA	1,146,780

	Sunrise Water Authority, Oregon (Assured Guaranty Municipal Corp. Insured)
2,630,000	5.000%, 03/01/19	Aa3/AAA	2,799,346
1,350,000	5.250%, 03/01/24	Aa3/AAA	1,425,074

	Sunrise Water Authority, Oregon (Syncora Guarantee, Inc.)
1,000,000	5.000%, 09/01/25	NR/NR*	998,880

	Washington County, Oregon Clean Water Services
4,000,000	5.000%, 10/01/28	Aa2/AA-	4,306,120

	Washington County, Oregon Clean Water Services (National Public Finance Guarantee- Financial Guaranty Insurance Corporation Insured)
995,000	5.000%, 10/01/13	Aa2/AA	1,043,636
3,525,000	5.125%, 10/01/17	Aa2/AA	3,655,637

	Washington County, Oregon Clean Water Services (National Public Finance Guarantee Insured)
2,235,000	5.250%, 10/01/15	Aa2/AA	2,612,492

	Total Water and Sewer Revenue Bonds		66,344,408

	Other Revenue Bonds (1.7%)

	Oregon State Department of Administration Services (Lottery Revenue)
2,500,000	5.000%, 04/01/29	Aa2/AAA	2,688,375

	Oregon State Department of Administration Services (Lottery Revenue) (Assured Guaranty Municipal Corp. Insured)
2,700,000	5.000%, 04/01/19	Aa2/AAA	2,918,187
3,000,000	5.000%, 04/01/27	Aa2/AAA	3,206,490

	Total Other Revenue Bonds		8,813,052

	Total Revenue Bonds		261,651,144

	U.S. Territory (1.6%)

	Puerto Rico Commonwealth Aqueduct & Sewer Authority (Assured Guaranty Municipal Corporation Insured)
3,000,000	5.000%, 07/01/28	Aa3/AAA	3,105,780

	Puerto Rico Commonwealth General Obligation (National Public Finance Guarantee Insured)
1,270,000	6.000%, 07/01/28	A3/A	1,339,939

	Puerto Rico Electric Power Authority
1,000,000	5.250%, 07/01/33	A3/BBB+	1,008,430

	Puerto Rico Municipal Finance Agency (Assured Guaranty Municipal Corp. Insured)
500,000	5.250%, 08/01/16	Aa3/AAA	524,865

	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue First Subordinate Series A
2,000,000	5.750%, 08/01/37	A1/A+	2,083,060

	Total U.S. Territory Bonds		8,062,074

	Total Municipal Bonds (cost $469,143,609-note b)	97.7%	492,381,058

	Other assets less liabilities	2.3	11,526,912

	Net Assets	100.0%	$503,907,970

* Any security not rated (NR) by any of the approved credit rating services has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top four ratings if a credit rating were to be assigned by a rating service.

	Fitch Ratings:
	** AA
	*** A

Percent of
Portfolio Distribution By Quality Rating	Investments †

Aaa of Moody's or AAA of S&P	24.7%
Pre-refunded bonds ††/ Escrowed to Maturity bonds	13.1
Aa of Moody's or AA of S&P or Fitch	40.6
A of Moody's or S&P or Fitch	16.8
Baa of Moody's or BBB of S&P	2.8
Not rated*	2.0
100.0%

† Calculated using the highest rating of the three rating services.

†† Pre-refunded bonds are bonds for which U.S. Government Obligations have been placed in escrow to retire the bonds at their earliest call date.

PORTFOLIO ABBREVIATION:
NR - Not Rated

See accompanying notes to financial statements.

TAX-FREE TRUST OF OREGON
NOTES TO FINANCIAL STATEMENTS
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At June 30, 2010, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $468,919,402 amounted to $23,461,656, which consisted of aggregate gross unrealized appreciation of $24,751,086 and aggregate gross unrealized depreciation of $1,289,430.

(c) Fair Value Measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of June 30, 2010:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs-Municipal Bonds+	$492,381,058
Level 3 – Significant Unobservable Inputs	$-
Total	$492,381,058

+ See schedule of investments for additional detailed categorizations.

Item 2. Controls and Procedures.

(a) The Fund's chief financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported timely.

(b) The Fund's chief financial and executive officers are aware of no changes in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each chief financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TAX-FREE TRUST OF OREGON

By:	/s/ Diana P. Herrmann
Diana P. Herrmann Vice Chair, President and Trustee August 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann Vice Chair, President and Trustee August 23, 2010

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio Chief Financial Officer and Treasurer August 23, 2010